INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Tables
Schedule of components of income tax expense

The provision for income taxes consists of the following:

	Year Ended December 31,
	2013	2012
	(in thousands)
Current:
Federal	$2,170	$—
State and Local	381	—
Total Current Provision	$2,551	$—

Deferred
Federal	$(404)	$—
State and Local	(47)	—
Total Deferred Provision	$(451)	$—
Total Provision for Income Taxes	$2,100	$—

Schedule of tax treatment of common stock dividend distribution
Common stock distributions relating to 2013, 2012, and 2011 were taxable as follows:

			Ordinary	Long-term
	Dividends Per Share		Income	Capital Gain	Return of Capital
2013	$7.38	(A)	33.91%	0.00%	66.09%
2012	$0.84		100.00%	0.00%	0.00%
2011	$0.40		100.00%	0.00%	0.00%

(A)	Includes the distribution of New Residential (Note 4) common stock valued at $6.89 per share.

Schedule of effective income tax reconciliation
The difference between Newcastle’s reported provision for income taxes and the U.S. federal statutory rate of 35% is as follows:

	December 31,
	2013	2012	2011
Provision at the statutory rate	35.00%	35.00%	35.00%
Non-taxable REIT income	(33.88%)	(35.00%)	(35.00%)
State and local taxes	0.21%	—	—
Other	0.40%	—	—
Total provision	1.73%	0.00%	0.00%

Schedule of deferred tax assets

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets as of December 31, 2013 are presented below:

December 31, 2013
Deferred tax assets:
Allowance for loan losses	$2,076
Depreciation and amortization	94,880
Leaseholds	6,489
Accrued expenses	23,816
Deposits	7,787
Net operating losses	211,560
Other	17,036
Total deferred tax assets	363,644
Less valuation allowance	(363,192)
Net deferred tax assets	$452

Schedule of change in valuation allowance

The following table summarizes the change in the deferred tax asset valuation allowance:

Valuation allowance at December 31, 2012	$—
Increase due to business acquisitions	367,541
Other decrease	(4,349)
Valuation allowance at December 31, 2013	$363,192